Leases	12 Months Ended
Dec. 31, 2025
Presentation of leases for lessee [abstract]
Leases
(16)	Leases-
See accounting policy in Note 3(f).
Leases as lessee -
The Group leases flight equipment and properties. The leases typically run for a period of 2 to 12 years, with an option to renew the lease after that date. For certain leases, the Group is restricted from entering into any sub-lease arrangements.
Flight equipment and property leases were entered into years ago as combined leases of flight equipment and properties.
The Group leases flight equipment under a number of lease arrangements, which were classified as leases under IAS 17 (see Note 15).
The Group leases IT equipment with contract terms of one to three years. These leases are short-term and/or leases of low-value items. The Group has elected not to recognize right-of-use assets and lease liabilities for these leases.
Information about leases for which the Group is a lessee is presented on the next page.

i.	Right-of-use assets-
Right-of-use net assets for $2,718,497, $2,333,858 and $2,164,583 in December 31, 2025, 2024 and 2023, respectively related to leased property and flight equipment that do not meet the definition of investment property are presented as property and equipment (see Note 15).

ii.	Amounts recognized in profit or loss-
Total rental expenses related to short-term leases or
low-value
assets (including also Power by the Hour (“PBH”) leases for flight equipment effective in 2024 and 2023) during the years ended December 31, 2025, 2024 and 2023, are as follows:

	2025	2024	2023
Aircraft leasing	$17,708	16,236	23,779
Real estate	9,105	6,263	6,424

	$26,813	22,499	30,203

iii.	Leases conditions-
Main leases are as follows:

(a)	In 2025, the Group maintained in total 164 aircraft and 36 engines (2024: 149 aircraft and 39 engines and 2023: 149 aircraft and 40 engines) with different terms, with the last expiring in 2037.
During 2025, 2024 and 2023, the Group renewed certain lease agreements, extending their original maturity dates, which are presented as a liability at the end of those years (see Note 32).
The aforementioned agreements are partially guaranteed by security cash deposits. In addition, the most significant obligations assumed under this modality are listed as follows:

•	Maintain all records, licenses and required authorizations by aviation authorities throughout the term of the lease agreement, by making the related payments.

•	Provide maintenance to the leased equipment in accordance with the respective maintenance program.

•	Insure the equipment in accordance with the amounts and risks established in each agreement.

•	Provide certain financial information to the lessor.

•	Comply with technical conditions for returning the aircraft.

(b)	The Group entered into leasing contracts for airport facilities, a portion of which are in the process of being renewed.

(c)	Cash payments of principal of leases amounted to $365,602, $346,539 and $302,859 in 2025, 2024 and 2023, respectively.